Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of gross amount of goodwill and accumulated impairment losses
Kayser Myanmar
$

Gross as of April 1, 2017, March 31, 2018 and 2019	77

Accumulated impairment loss as of April 1, 2017 and March 31, 2018	-

Impairment losses during the year ended March 31, 2019	(77)

Accumulated impairment loss as at March 31, 2019	(77)

Net as of March 31, 2018	77

Net as of March 31, 2019	-